Consolidated Statements of Comprehensive Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net loss	$ (15,244)	$ (100,695)
Other comprehensive income / (loss)	0	0
Total comprehensive loss	(15,244)	(100,695)
Attributable to:
Equity holders of the parent	$ (15,244)	$ (100,695)